OTHER INCOME (LOSS)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
OTHER INCOME (LOSS)
NOTE 19. OTHER INCOME (LOSS)

	2022	2021	2020
Purchases and sales of business interests(a)	$60	$(52)	$94
Licensing and royalty income	185	175	152
Equity method income	220	(123)	—
Investment in Baker Hughes realized and unrealized gain (loss)	912	938	(2,037)
Investment in and note with AerCap unrealized gain (loss)	(865)	711	—
Other net interest and investment income (loss)(b)	474	585	579
Other items	185	462	264
Total other income (loss)	$1,172	$2,696	$(948)
(a) Included a pre-tax loss of $170 million related to the sale of our boiler manufacturing business in China in our Power segment in 2021. See Note 2 for further information.
(b) Included interest income associated with customer advances of $162 million, $167 million and $146 million in 2022, 2021 and 2020, respectively. See Note 8 for further information.